Finance debt (Tables)	12 Months Ended
Dec. 31, 2023
Finance Debt
Schedule of balance by type of finance debt

In Brazil	12.31.2023	12.31.2022
Banking market	2,262	1,285
Capital market	3,130	2,896
Development banks (1)	698	723
Others	1	4
Total	6,091	4,908
Abroad
Banking market	6,303	8,387
Capital market	14,384	14,061
Export credit agency	1,870	2,443
Others	153	155
Total	22,710	25,046
Total finance debt	28,801	29,954
Current	4,322	3,576
Non-current	24,479	26,378
(1) It includes BNDES, FINAME and FINEP.

Schedule of current finance debt

	12.31.2023	12.31.2022
Short-term debt	4	−
Current portion of long-term debt	3,776	3,111
Accrued interest on short and long-term debt	542	465
Total	4,322	3,576

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	925	1,285	2,210
Repayment of principal (1)	(331)	(3,907)	(4,238)
Repayment of interest (1)	(324)	(1,640)	(1,964)
Accrued interest (2)	436	1,822	2,258
Foreign exchange/ inflation indexation charges	111	(150)	(39)
Translation adjustment	383	254	637
Modification of contractual cash flows	(17)	−	(17)
Balance at December 31, 2023	6,090	22,711	28,801

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Proceeds from finance debt	853	2,027	2,880
Repayment of principal (1)	(1,013)	(8,183)	(9,196)
Repayment of interest (1)	(292)	(1,554)	(1,846)
Accrued interest (2)	396	1,867	2,263
Foreign exchange/ inflation indexation charges	120	(580)	(460)
Translation adjustment	326	287	613
Balance at December 31, 2022	4,907	25,047	29,954
(1) It includes pre-payments.
(2) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			2023			2022
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	2,210	(4,238)	(1,964)	2,880	(9,196)	(1,846)
Repurchase of debt securities		78	−		(121)	−
Deposits linked to finance debt (1)		(33)	(14)		(17)	(4)
Net cash used in financing activities	2,210	(4,193)	(1,978)	2,880	(9,334)	(1,850)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total (1)	Fair Value

Financing in U.S.Dollars (US$):	3,578	2,509	1,460	2,398	1,529	9,056	20,530	20,661
Floating rate debt (2)	2,773	1,915	1,119	1,716	524	428	8,475
Fixed rate debt	805	594	341	682	1,005	8,628	12,055
Average interest rate p.a.	5.5%	5.5%	6.2%	5.8%	5.4%	6.6%	6.3%
Financing in Brazilian Reais (R$):	653	257	503	149	151	4,076	5,789	6,206
Floating rate debt (3)	118	145	145	40	40	2,557	3,045
Fixed rate debt	535	112	358	109	111	1,519	2,744
Average interest rate p.a.	6.9%	6.6%	6.7%	7.2%	7.4%	6.6%	6.8%
Financing in Euro (€):	51	300	−	−	136	472	959	970
Fixed rate debt	51	300	−	−	136	472	959
Average interest rate p.a.	4.7%	4.7%	0.0%	0.0%	4.6%	4.7%	4.7%
Financing in Pound Sterling (£):	40	−	588	−	−	895	1,523	1,492
Fixed rate debt	40	−	588	−	−	895	1,523
Average interest rate p.a.	6.3%	0.0%	6.2%	0.0%	0.0%	6.6%	6.4%
Total as of December 31, 2023	4,322	3,066	2,551	2,547	1,816	14,499	28,801	29,329
Average interest rate	5.8%	5.8%	6.3%	6.1%	5.9%	6.5%	6.4%
Total as of December 31, 2022	3,576	3,943	3,079	2,523	2,892	13,941	29,954	29,853
Average interest rate	6.7%	6.5%	6.1%	6.2%	6.0%	6.6%	6.5%
(1)The average maturity of outstanding debt as of December 31, 2023 is 11.38 years (12.07 years as of December 31, 2022).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2024	2025	2026	2027	2028	2029 and thereafter	12.31.2023	12.31.2022
Principal	3,814	3,135	2,606	2,600	1,951	15,075	29,181	31,703
Interest	1,922	1,627	1,492	1,242	1,022	15,237	22,541	24,815
Total (1)	5,736	4,762	4,098	3,842	2,973	30,312	51,722	56,518
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 33.

Schedule of lines of credit

						12.31.2023
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (1)	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	413	−	413
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	413	−	413
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	68	−	68
Total				894	−	894
(1) On June 30, 2023, Petrobras reduced part of the Revolving Credit Facility to US$ 2,050 compared to the US$ 3,250 contracted in 2019. Thus, US$ 2,050 will be available for withdrawal from July 1st, 2023, to February 27, 2026.